Advances from Joint Venture Partners	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Advances from Joint Venture Partners
Note 8 - Advances from Joint Venture Partners
Advances from joint venture partners relate to unspent funds received pursuant to approved exploration programs by the Company and its joint venture partners. As at December 31, 2023 and 2022, the Company's advances from joint venture partners consist of the following:

		As at December 31,
	2023	2022
U.S.A.	$975	$1,670
Sweden and Norway	19	33
Total	$994	$1,703